Summary Of Significant Accounting Policies (Reconciliation Of Basic And Diluted Earnings Per Share) (Details) (USD $)	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Summary Of Significant Accounting Policies [Abstract]
Net income	$ (73,772)	$ 52,298	$ 2,483,307	$ 1,834,912	$ (20,322)	$ 184,617	$ 2,519,814	$ 1,969,364	$ 4,296,745	$ 4,653,473	$ 4,445,436
Weighted average common shares									4,647,439	4,592,713	4,514,262
Options to purchase common stock									3,510	8,079	13,898
Diluted									4,650,949	4,600,792	4,528,160
Basic	$ (0.02)	$ 0.01	$ 0.54	$ 0.40		$ 0.04	$ 0.55	$ 0.43	$ 0.92	$ 1.01	$ 0.98
Diluted	$ (0.02)	$ 0.01	$ 0.53	$ 0.40		$ 0.04	$ 0.55	$ 0.43	$ 0.92	$ 1.01	$ 0.98